Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2023	2022
Raw material	$55,029	$39,485
Work in process	135,341	202,412
Finished goods	1,044,733	831,688
Inventories provision	(18,058)	(12,359)
Balance at end of the year	$1,217,045	$1,061,226